INCOME TAXES (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (2,021,416)	$ (1,542,717)	$ (1,002,434)	$ (737,600)	$ (27,711,163)	$ (449,874)	$ (4,566,567)	$ (28,898,637)	$ (29,982,292)	$ (1,252,157)
Federal Income Tax [Member]
Net loss									(29,982,222)	(1,249,032)
Permanent differences									1,830,697	313,778
Valuation allowance									28,151,525	935,254
Net provision for income tax									$ 0	$ 0